SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands, $ in Thousands		7 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($) segment item	Dec. 31, 2016 CNY (¥) segment item	Dec. 31, 2015 CNY (¥) segment		Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Mar. 17, 2014	Apr. 16, 2012	Apr. 15, 2012
Convenience translation
Foreign currency translation rate				0.1440					0.1440
Restricted cash
Restricted cash			¥ 156,161 [1]	$ 24,161		¥ 156,161	[1]		¥ 167,751
Cash pledged as collateral for a short-term bank loan			25,974	9,991		25,974			69,370
Investments
Impairment loss of equity method investment				$ 1,650	¥ 11,453	¥ 2,806		¥ 472
Goodwill
Number of reporting units | segment				1	1	2
Revenue recognition
Number of pricing models | item				3	3
Online lottery revenue		¥ 0	0
Percentage of online lottery business disposed	65.00%
Ownership interest retained	15.00%
Cost of revenues
VAT, business taxes and surcharges				$ 19,891	¥ 138,105	¥ 138,088		109,572
VAT rate one				6.00%	6.00%
VAT rate two				17.00%	17.00%
Selling and marketing Expense.
Advertising and promotional expenses				$ 191,403	¥ 1,328,910	1,322,844		521,618
Research and development
Capitalized computer software			0	361		0		¥ 0	2,505
Leases
Capital lease			¥ 0			¥ 0			0
Concentration of risks
Cash and cash equivalents, restricted cash and short-term investments				$ 279,454					¥ 1,940,250
Maximum ownership percentage in ICP business				50.00%	50.00%
Maximum daily floating range of RMB trading prices against the US dollar (as a percent)										2.00%	1.00%	0.50%
Appreciation (depreciation) rate of foreign currency exchange (as a percent)				(6.20%)	(6.20%)	(5.80%)		(2.40%)
Minimum
Revenue recognition
Average paying player life				14 days	14 days
Maximum
Revenue recognition
Average paying player life				64 days	64 days
Sales Revenue, Net | Baidu
Concentration of risks
Concentration risk percentage				12.00%	12.00%	10.00%		14.00%
Sales Revenue, Net | Alibaba
Concentration of risks
Concentration risk percentage								14.00%
Sales Revenue, Net | Sogou
Concentration of risks
Concentration risk percentage								11.00%
Sales Revenue, Net | Facebook
Concentration of risks
Concentration risk percentage				20.00%	20.00%	29.00%
Sales Revenue, Net | Tencent
Concentration of risks
Concentration risk percentage						8.00%
Sales Revenue, Net | Google
Concentration of risks
Concentration risk percentage				6.00%	6.00%
Electronic equipment | Minimum
Property and equipment
Estimated useful life of the property and equipment				2 years	2 years
Electronic equipment | Maximum
Property and equipment
Estimated useful life of the property and equipment				3 years	3 years
Office equipment and fixtures
Property and equipment
Estimated useful life of the property and equipment				5 years	5 years
Motor vehicles
Property and equipment
Estimated useful life of the property and equipment				4 years	4 years
Customer/supplier relationship | Minimum
Intangible assets
Estimated useful life for the intangible assets				2 years	2 years
Customer/supplier relationship | Maximum
Intangible assets
Estimated useful life for the intangible assets				6 years	6 years
Trademark | Minimum
Intangible assets
Estimated useful life for the intangible assets				3 years	3 years
Trademark | Maximum
Intangible assets
Estimated useful life for the intangible assets				10 years	10 years
Technology | Minimum
Intangible assets
Estimated useful life for the intangible assets				1 year	1 year
Technology | Maximum
Intangible assets
Estimated useful life for the intangible assets				10 years	10 years
Non-compete agreement
Intangible assets
Estimated useful life for the intangible assets				2 years	2 years
Online game licenses
Intangible assets
Estimated useful life for the intangible assets				3 years	3 years
User base
Intangible assets
Estimated useful life for the intangible assets				3 years	3 years
Domain names | Minimum
Intangible assets
Estimated useful life for the intangible assets				1 year	1 year
Domain names | Maximum
Intangible assets
Estimated useful life for the intangible assets				10 years	10 years
Platform
Intangible assets
Estimated useful life for the intangible assets				5 years	5 years
PRC
Concentration of risks
Cash and cash equivalents and short term investments (as a percent)				45.90%	45.90%
Non-PRC
Concentration of risks
Cash and cash equivalents and short term investments (as a percent)				54.10%	54.10%

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)